OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other receivables [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2020	2019

Government authorities	$207	$241
Grant receivables	643	276
Patent cost reimbursement	1,078	539
Accrued bank interests	18	82
Prepaid expenses	1,308	886
Restricted cash	47	47
Other	71	8

	$3,372	$2,079